Notes Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Notes Receivable, Net [Line Items]
Schedule of Notes Receivable, Net	Accounts receivable, net as of September 30, 2024 and 2023 consisted of the following:
	2024	2023
Accounts receivable	$19,716,856	$25,021,916
Less: allowance for expected credit losses	(1,003,514)	(2,391,641)
Accounts receivable, net	$18,713,342	$22,630,275

Schedule of Movement of Allowance for Expected Credit Losses	Movement of allowance for expected credit losses are as follow:
2024
Beginning balance	$-
Cumulative-effect adjustment of adoption of CECL	116,097
(Reversal)/Addition	97,214
Exchange rate effect	7,192
Ending balance	$220,503

Notes Receivable [Member]
Notes Receivable, Net [Line Items]
Schedule of Notes Receivable, Net	Notes receivable, net as of September 30, 2024 and 2023 consisted of the following:
	2024	2023
Notes receivable	$8,122,287	$7,661,035
Less: allowance for expected credit losses	(220,503)	-
Notes receivable, net	$7,901,784	$7,661,035